Commitments And Contingencies (Narrative) (Details)	1 Months Ended		12 Months Ended								1 Months Ended	12 Months Ended
	Aug. 31, 2012 EUR (€)	Oct. 31, 2011 EUR (€)	Dec. 31, 2012 USD ($) entity	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Corporate Headquarters, Research And Development And Manufacturing Facilties [Member] USD ($)	Dec. 31, 2012 Vehicles And Equipment [Member] USD ($)	Dec. 31, 2011 Vehicles And Equipment [Member] USD ($)	Dec. 31, 2010 Vehicles And Equipment [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Aug. 31, 2012 Maximum [Member] EUR (€)	Dec. 31, 2012 Maximum [Member]
Property, Plant and Equipment [Line Items]
Operating lease period			11 years
Bank guarantees			$ 788,000
Expiration date of lease			Dec. 31, 2015
Expiration date of lease after optional lease extension			Dec. 31, 2020
Capital lease deposit for guarantee			210,000
Depreciation expenses			4,213,000	4,550,000	4,321,000		87,000	93,000	91,000
Lease expense			4,976,000	5,311,000	4,557,000	1,775,000
Amount of purchases under commitment agreements			15,690,000	5,553,000	9,880,000
Damages sought by former distributor		1,700,000
Percentage of ordinary shares owned by affiliated shareholders			45.60%
Minimum percentage of outstanding ordinary shares needed to be owned by affiliated shareholder requesting reqistration of shareholders' ordinary shares			5.00%
Minimum offering price for shareholders' ordinary shares			15,000,000
Maximum number of days to sell ordinary shares			90 days
Number of largest single source suppliers			5
License fee upon signing agreement	1,000,000
Potential royalties due under patent license agreement											8,000,000
Royaties paid to government percentage of product sales										3.00%		5.00%
Royalties paid to government percentage of grant												100.00%
Cumulative amount of grant funds received			$ 400,000